Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
Other Income And Expenses [Abstract]
Other Income and Expenses, Net

Other income and expenses, net consisted of the following:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Research and development funding	231	132	52
Phase-out and start-up costs	(8)	(38)	(1)
Exchange gains and losses, net	8	—	4
Patent costs	(11)	(1)	(8)
Gain on sale of non-current assets	14	7	8
COVID-19 incremental costs	(32)	—	—
Other, net	—	3	(2)
Total	202	103	53